Derivative financial instruments - Summary of derivative financial instruments by index (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 1,337,200,771	R$ 547,269,601
Assets, fair value	9,217,155	10,943,714
Liabilities, notional amount	1,019,527,567	451,909,618
Liabilities, fair value	(8,605,409)	(11,908,183)
Net, fair value	611,746	(964,469)
Swap Contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	13,755,838	82,520,691
Liabilities, fair value	(839,421)	(2,561,327)
Swap Contracts | Interest
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	13,106,906	75,207,636
Liabilities, fair value	(630,539)	(2,461,848)
Swap Contracts | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	648,932	5,888,850
Liabilities, fair value	(208,882)	(28,509)
Swap Contracts | Share
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	0	1,424,205
Liabilities, fair value	0	(70,970)
Forward Contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	13,548,954	44,968,097
Liabilities, fair value	(511,167)	(1,057,426)
Forward Contracts | Interest
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	0	906,302
Liabilities, fair value	0	(906,302)
Forward Contracts | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	13,548,954	42,367,576
Liabilities, fair value	(511,167)	(139,642)
Forward Contracts | Share
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	0	11,482
Liabilities, fair value	0	(11,482)
Forward Contracts | Commodities
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	0	1,682,737
Liabilities, fair value	0	0
Others | Interest
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	84,184	84,184
Liabilities, fair value	(6,301)	(19,665)
Swap Contracts
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	32,705,136	75,380,631
Assets, fair value	2,828,613	2,577,311
Swap Contracts | Interest
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	20,616,960	66,123,491
Assets, fair value	739,698	1,799,953
Swap Contracts | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	1,647,089	1,978,886
Assets, fair value	15,906	16,013
Swap Contracts | Share
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	10,302,018	7,278,254
Assets, fair value	2,054,430	761,345
Swap Contracts | Commodities
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	139,069	0
Assets, fair value	18,579	0
Forward Contracts
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	16,058,162	88,107,328
Assets, fair value	549,953	1,601,167
Forward Contracts | Interest
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	233,977	906,295
Assets, fair value	30,126	906,295
Forward Contracts | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	15,516,883	81,544,253
Assets, fair value	213,311	282,775
Forward Contracts | Share
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	305,614	4,603,031
Assets, fair value	306,516	412,097
Forward Contracts | Commodities
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	1,688	1,053,749
Assets, fair value	0	0
Future Contracts
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	34,679,065	11,932,285
Assets, fair value	296,249	194,910
Future Contracts | Interest | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	26,020,396	11,629,715
Assets, fair value	291,057	0
Future Contracts | Interest | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	111,237,614	12,188,922
Assets, fair value	(111,008)	(157,710)
Future Contracts | Foreign exchange | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	6,041,572	155,487
Assets, fair value	1,182	194,910
Future Contracts | Foreign exchange | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	25,134,918	705,334
Assets, fair value	(20,290)	0
Future Contracts | Share | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	180,720	147,083
Assets, fair value	0	0
Future Contracts | Share | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	3,006,462	147,083
Assets, fair value	(23,268)	0
Future Contracts | Commodities | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	2,436,377	0
Assets, fair value	4,010	0
Future Contracts | Commodities | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	660,771	111
Assets, fair value	(7,007)	0
Options
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	1,253,758,408	371,849,357
Assets, fair value	5,542,340	6,570,326
Options | Interest | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	544,855,750	272,987,997
Assets, fair value	1,681,487	1,160,526
Options | Interest | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	590,924,462	272,383,162
Assets, fair value	(1,223,999)	(2,129,996)
Options | Foreign exchange | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	237,680,984	25,973,934
Assets, fair value	1,352,521	2,248,676
Options | Foreign exchange | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	234,719,499	24,541,428
Assets, fair value	(1,504,068)	(3,080,095)
Options | Share | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	462,926,358	72,883,420
Assets, fair value	2,394,104	3,146,174
Options | Share | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	26,017,420	13,690,202
Assets, fair value	(4,245,924)	(2,788,089)
Options | Commodities | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	8,295,316	4,006
Assets, fair value	114,228	14,950
Options | Commodities | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	437,445	680,404
Assets, fair value	R$ (112,956)	R$ (113,875)